COMMITMENTS AND CONTINGENCIES - Lease Arrangements (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jul. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jan. 31, 2016 USD ($) ft²	Dec. 31, 2014 USD ($)	Aug. 23, 2013 ft²
Operating lease commitments
2017		$ 99,000		$ 99,000		$ 246,000
Total		99,000		99,000		246,000
Purchase commitments
2017		316,000		316,000		421,000
2018		263,000		263,000		263,000
2019		263,000		263,000		263,000
2020		263,000		263,000		263,000
2021		263,000		263,000		263,000
Total		1,368,000		1,368,000		1,473,000
Contractual obligation commitments
2017		415,000		415,000		667,000
2018		263,000		263,000		263,000
2019		263,000		263,000		263,000
2020		263,000		263,000		263,000
2021		263,000		263,000		263,000
Total		1,467,000		1,467,000		$ 1,719,000
Rent expense
Leased office and laboratory space | ft²						10,800		10,800
Rent expense	$ 26,000	$ 86,000,000	$ 94,000,000	$ 172,000,000	$ 172,000,000	$ 357,000	$ 310,000